Condensed Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - USD ($)	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2024	$ 735	$ 2,265	$ 3,997,000	$ 145	$ 544,717	$ 4,544,862
Balance, shares at Dec. 31, 2024	7,350,000	22,650,000
Net income					90,987	90,987
Foreign currency translation adjustment				147		147
Issuance of shares	$ 242		7,666,360			7,666,602
Issuance of shares, shares	2,415,000
Balance at Jun. 30, 2025	$ 977	$ 2,265	11,663,360	292	635,704	12,302,598
Balance, shares at Jun. 30, 2025	9,765,000	22,650,000
Balance at Dec. 31, 2025	$ 982	$ 2,265	11,706,110	(648)	(1,205,943)	10,502,766
Balance, shares at Dec. 31, 2025	9,815,000	22,650,000
Net income					1,378,204	1,378,204
Foreign currency translation adjustment				(265)		(265)
Balance at Jun. 30, 2026	$ 982	$ 2,265	$ 11,706,110	$ (913)	$ 172,261	$ 11,880,705
Balance, shares at Jun. 30, 2026	9,815,000	22,650,000